FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
	As at
	December 31, 2023	December 31, 2022
Financial assets
Amortized cost:
Cash	$14,107	$4,555
Royalty, derivative royalty, and stream receivables	2,482	1,190
Other receivables	329	316
Fair value through profit or loss:
Derivative royalty asset	-	2,182
Marketable securities	295	30
Total financial assets	$17,213	$8,273

Financial liabilities
Amortized cost:
Trade and other payables	$5,394	$1,286
Loans payable	13,725	10,585
Acquisition payables	2,928	-
Fair value through profit or loss:
Derivative loan liabilities	561	-
Total financial liabilities	$22,608	$11,871